[CLIFFORD CHANCE LETTERHEAD US LLP]
September 16, 2008
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	Morgan Stanley California Insured Municipal Income Trust (File No. 811-07344),
Morgan Stanley Insured California Municipal Securities (File No. 811-07111),
Morgan Stanley Insured Municipal Bond Trust (File No. 811-06053),
Morgan Stanley Insured Municipal Income Trust (File No. 811-06590),
Morgan Stanley Insured Municipal Securities (File No. 811-07109) and
Morgan Stanley Insured Municipal Trust (File No. 811-06434)
(individually, a “Trust” and, collectively, the “Trusts”)
Dear Sir or Madam:
On behalf of the Trusts, we transmit for filing under the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each as amended, a preliminary copy of the following documents:
(i)	a notice of meeting, proxy statement and form of proxy relating to a special meeting of shareholders of the Trusts, in the form in which such material is to be furnished by the management of the Trusts to the Trusts’ shareholders; and

(ii)	Schedule 14A.
The Trusts anticipate mailing copies of the definitive notice of meeting, proxy statement and form of proxy as soon as practicable after the staff’s review of the preliminary materials filed herewith. If you have any questions concerning the foregoing, please do not hesitate to contact me at (212) 878-4988 or Joanne Antico of Morgan Stanley at (212) 296-6961.
Best Regards,

/s/ Allison Harlow
Allison Harlow